Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
The following tables summarize the Company’s financial and non-financial liabilities by FASB ASC 820 valuation level as of March 31, 2013:

	As of March 31, 2013
	Level 1	Level 2	Level 3
	(In thousands)
Assets:
Fixed price swaps	$—	$343	$—
Equity investment in Diamondback	212,413	—	—
Liabilities:
Fixed price swaps	$—	$9,689	$—

The following tables summarize the Company’s financial and non-financial liabilities by FASB ASC 820 valuation level as of December 31, 2012 and 2011:

	December 31, 2012
	Level 1	Level 2	Level 3
Assets:
Fixed price swaps	$—	$664,000	$—
Equity investment in Diamondback	151,317,000	—	—
Liabilities:
Fixed price swaps	$—	$10,442,000	$—

	December 31, 2011
	Level 1	Level 2	Level 3
Assets:
Fixed price swaps	$—	$1,601,000	$—
Liabilities:
Fixed price swaps	$—	$—	$—